Subsequent Events (Q2)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events
Note 10-Subsequent Events
The Company evaluated subsequent events and transactions that occurred up to the date unaudited condensed financial statements were available to be issued. Based upon this review, the Company determined that, there have been no events that have occurred that would require adjustments to the disclosures in the unaudited condensed financial statements, except as disclosed below.
Through the date of this filing the Company withdrew an additional $651,579 from the Trust Account for working capital purposes.
On August 4, 2023, the Company held an extraordinary general meeting of shareholders for the purpose of approving an amendment to the amended and restated memorandum and articles of association to extend the date by which the Company must complete a business combination from August 9, 2023, to February 9, 2024. In addition, the shareholders approved the proposal to amend and restate the Company’s charter to eliminate the limitation that the Company shall not redeem Public Shares to the extent that such redemptions would cause the Company’s net tangible assets to be less than $5,000,001 following such redemptions. In connection with the Second Extension, holders of 282,624 Class A ordinary shares elected to redeem their Class A ordinary shares for an aggregate of approximately $2,942,664 in cash.
On November 6, 2023, D. James Carpenter resigned from the Board and on November 7, 2023, D. James Carpenter was appointed as Executive Vice President and Robert S. Mancini was appointed as Chairman of the Board. Mr. Mancini will also continue to serve as Chief Executive Officer of the Company.

Note 10-Subsequent Events
The Company evaluated subsequent events and transactions that occurred up to the date financial statements were available to be issued. Based upon this review, the Company determined that, except as disclosed below, there have been no events that have occurred that would require adjustments to the disclosures in the financial statements, except as disclosed below.
On January 4, 2023, the Company entered into a non-binding letter of intent (“LOI”) for a business combination with H2B2 Electrolysis Technologies (“H2B2” or the “Target”), a vertically integrated provider of hydrogen energy systems, services, and equipment. Under the terms of the LOI, the Company and H2B2 would be become a combined entity, with H2B2’s existing equity holders continuing to hold substantially all of their equity in the combined public company. We expect to announce additional details regarding the proposed business combination when a definitive merger agreement is executed, which is expected in the first half of 2023.
On January 11, 2023, the Company held an extraordinary general meeting of shareholders for the purpose of approving an amendment to the amended and restated memorandum and articles of association to extend the date by which the Company must complete a business combination from February 9, 2023, to May 9, 2023 (the “Extended Date”), and to allow the Company, without another shareholder vote, to elect to further extend the date to consummate a business combination up to three times by an additional month each time after the Extended Date, upon two days’ advance notice prior to the applicable deadline, for a total of up to six months, to August 9, 2023, if the Company has entered into a definitive business combination agreement (the “First Extension”).
In connection with the First Extension, a total of 260 shareholders elected to redeem an aggregate of 47,381,598 Class A ordinary shares, representing approximately 98.10% of our issued and outstanding Class A ordinary shares, for an aggregate of approximately $478,003,632 in cash. Subsequent to the redemption, 918,402 Class A ordinary shares remained outstanding.
In March 2023, the Company borrowed $250,000 under the July 2022 Note.